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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [_]; Amendment Number: ____________________

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1301 Second Avenue, Suite 2850
         Seattle, WA  98101

Form 13F File Number:  28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Charles F. Pollnow IV
Title:  Manager of Triple Frond Partners LLC
Phone:  206-332-1215

Signature, Place, and Date of Signing:

   /s/ Charles F Pollnow IV
----------------------------           Seattle, WA October 15, 2012
     Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:  None.
List of Other Included Managers:

No.    Form 13F File Number     Name

1      28-13332                 Hawk Hill Capital Partners, LP

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 337,795
                                        (thousands)

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                           FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                           TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER              CLASS       CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE      SHARED  NONE
------------------------- ---------- ----------- -------- --------- --- ---- ---------- -------- ------------ -------- ----
CARNIVAL CORPORATION      PAIRED CTF 143658 30 0  36,118    991,435 SH       SOLE              1      991,435
COCA COLA ENTERPRISES INC    COM     19122T 10 9  32,891  1,051,849 SH       SOLE              1    1,051,849
CRH P L C                    ADR     12626K 20 3  10,818    563,456 SH       SOLE              1      563,456
HCC INS HLDGS INC            COM     404132 10 2  45,564  1,344,469 SH       SOLE              1    1,344,469
PROGRESSIVE CORP OHIO        COM     743315 10 3  38,443  1,853,587 SH       SOLE              1    1,853,587
RENAISSANCERE HOLDING LTD    COM     G7496G 10 3  32,749    425,089 SH       SOLE              1      425,089
RYANAIR HOLDINGS PLC      SPON ADR   783513 10 4  26,090    809,000 SH       SOLE              1      809,000
SCHWAB CHARLES CORP          COM     808513 10 5  38,063  2,977,160 SH       SOLE              1    2,977,160
TIME WARNER CABLE INC        COM     88732J 20 7  77,059    810,635 SH       SOLE              1      810,635
                                                 337,795
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